RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17.  RELATED PARTY TRANSACTIONS

The holder of the majority of the Company’s ordinary shares also holds a majority of the preferred shares of another two companies. During the years ended December 31, 2009, 2010 and 2011, the Company had the following transactions and balances with these two companies.

	For the Year
	Ended December 31,
	2009	2010	2011
Sales of products to a related party	316	1,143	706
Royalty fee charged to a related party	—	64	2,521
Purchase of materials on behalf of a related party	373	2,274	25,836
Commission fee to a related party	—	—	531
Fees charged for material purchases to a related party	18	124	1,298
Purchase of IP license from another related party	200	—	—

Balances with the above affiliates as of the periods indicated are as follows:

	December 31,
	2010	2011
Due from a related party	1,273	22,822
Deposit fee paid to a related party for IP acquisition (Note (4))	—	2,220

As of December 31, 2011, of the total USD$22,822 receivables from this related party, USD5,952 had been due for more than 90 days.

Subsequent to December 31, 2011, the Company has collected USD9,500 out of the outstanding balance at year end. The Company has assessed the financial performance and repayment ability of that company and determined the collectability is reasonably assured, thus no provision has been provided.